MMT-Q1

Quarterly Report
January 31, 2026
MFS®  Multimarket
Income Trust

Portfolio of Investments
1/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 130.9%
Aerospace & Defense – 2.3%
Axon Enterprise, Inc., 6.125%, 3/15/2030 (n)		$650,000	$668,167
Axon Enterprise, Inc., 6.25%, 3/15/2033 (n)		193,000	199,977
Boeing Co., 6.388%, 5/01/2031		134,000	145,397
Boeing Co., 5.805%, 5/01/2050		534,000	527,409
Bombardier, Inc., 7.5%, 2/01/2029 (n)		168,000	174,513
Bombardier, Inc., 8.75%, 11/15/2030 (n)		95,000	101,808
Bombardier, Inc., 7.25%, 7/01/2031 (n)		252,000	267,539
Bombardier, Inc., 7%, 6/01/2032 (n)		263,000	276,076
Bombardier, Inc., 6.75%, 6/15/2033 (n)		403,000	423,308
Huntington Ingalls Industries, Inc., 4.2%, 5/01/2030		230,000	228,208
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035		286,000	301,806
TransDigm, Inc., 6.75%, 8/15/2028 (n)		309,000	314,200
TransDigm, Inc., 4.625%, 1/15/2029		566,000	562,579
TransDigm, Inc., 6.375%, 3/01/2029 (n)		302,000	310,554
TransDigm, Inc., 6.875%, 12/15/2030 (n)		861,000	896,805
TransDigm, Inc., 6.375%, 5/31/2033 (n)		987,000	1,004,778
			$6,403,124
Asset-Backed & Securitized – 2.9%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 0.992%, 11/15/2054 (i)		$3,641,897	$126,348
AA Bond Co. Ltd., 6.85%, 7/31/2031	GBP	220,000	320,777
AA Bond Co. Ltd., 5.5%, 7/31/2032		229,000	312,340
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)		$265,950	268,258
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 6.707% (SOFR - 30 day + 3%), 1/15/2037 (n)		600,000	596,946
AREIT 2022-CRE6 Trust, “D”, FLR, 6.552% (SOFR - 30 day + 2.85%), 1/20/2037 (n)		126,000	123,665
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)		28,671	28,877
Bain Capital Credit CLO Ltd., 2021-7A, “BR”, FLR, 5.169% (SOFR - 3mo. + 1.5%), 1/22/2035 (n)		390,025	390,093
Bayview Financial Revolving Mortgage Loan Trust, FLR, 5.389% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)		173,957	407,869
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.592%, 4/15/2053 (i)		949,086	40,305
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.206%, 7/15/2054 (i)		888,322	42,572
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.544%, 2/15/2054 (i)		6,235,281	378,546
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.255%, 2/15/2054 (i)		3,976,601	177,446
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.128%, 3/15/2054 (i)		2,021,795	79,805
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.844%, 6/15/2054 (i)		6,873,389	214,714
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.232%, 7/15/2054 (i)		6,902,593	316,374
Benchmark 2022-B36 Mortgage Trust, “XA”, 0.638%, 7/15/2055 (i)		8,705,344	334,441
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)		63,450	65,420
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)		123,670	124,448
Cathedral Lake VI Ltd., FLR, 5.518% (SOFR - 3mo. + 1.85%), 4/25/2034 (n)		244,558	244,556
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)		89,945	56,674
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)		50,042	50,273
Colt Funding LLC, 2024-1, “A2”, 5.987%, 2/25/2069 (n)		84,065	84,615
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)		208,638	210,260
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.757%, 4/15/2054 (i)		3,580,702	99,858
Crest Ltd., CDO, 7% (0.001% Cash or 7% PIK), 1/28/2040 (a)(d)(p)		4,586,320	46
ELM Trust, 2024-ELM, “D10”, 6.847%, 6/10/2039 (n)		100,000	100,264
Enterprise Fleet Financing 2024-3 LLC, “A2”, 5.31%, 4/20/2027 (n)		38,937	39,067
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)		169,941	173,125
Home Owner Mortgage Enhanced , 5.077%, 8/25/2060 (n)		217,214	217,451
LoanCore 2021-CRE5 Ltd., “B”, FLR, 5.795% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)		464,500	463,482
LoanCore 2025-CRE8 Ltd., “B”, FLR, 5.517% (SOFR - 1mo. + 1.8412%), 8/17/2042 (n)		300,000	300,000
M&T Bank Auto Receivables Trust, 2025-1A, “A2A”, 4.63%, 5/15/2028 (n)		104,024	104,259
MF1 2024-FL14 LLC, “A”, FLR, 5.412% (SOFR - 1mo. + 1.737%), 3/19/2039 (n)		200,000	200,342
MF1 2024-FL14 LLC, “AS”, FLR, 5.915% (SOFR - 1mo. + 2.24%), 3/19/2039 (n)		100,000	100,176
MF1 2024-FL14 LLC, “B”, FLR, 6.364% (SOFR - 1mo. + 2.689%), 3/19/2039 (n)		328,594	329,221
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.26%, 5/15/2054 (i)		1,780,417	76,689

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.14%, 6/15/2054 (i)		$2,479,548	$92,571
New Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.53%, 5/25/2065 (n)		229,533	233,028
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)		69,468	69,991
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)		57,813	58,300
Wells Fargo Commercial Mortgage Trust, 2021-C59, “XA”, 1.481%, 4/15/2054 (i)		2,252,550	124,303
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.491%, 8/15/2054 (i)		1,915,005	113,050
			$7,890,845
Automotive – 2.5%
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)		$960,000	$904,926
Allison Transmission, Inc., 5.875%, 12/01/2033 (n)		96,000	97,359
American Axle & Manufacturing, Inc., 6.375%, 10/15/2032 (n)		240,000	244,871
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033 (n)		430,000	442,353
Clarios Global LP/Clarios US Finance Co., 6.75%, 2/15/2030 (n)		321,000	335,808
Clarios Global LP/Clarios US Finance Co., 4.75%, 6/15/2031 (n)	EUR	279,000	336,002
Clarios Global LP/Clarios US Finance Co., 6.75%, 9/15/2032 (n)		$146,000	151,114
Dealer Tire LLC/DT Issuer LLC, 8%, 2/01/2028 (n)		479,000	478,234
Ford Motor Credit Co. LLC, 6.95%, 6/10/2026		281,000	283,164
Ford Motor Credit Co. LLC, 5.8%, 3/08/2029		200,000	205,603
Ford Motor Credit Co. LLC, 5.73%, 9/05/2030		200,000	204,761
Ford Motor Credit Co. LLC, 5.753%, 4/06/2033		227,000	229,116
Forvia SE, 5.375%, 3/15/2031	EUR	160,000	196,020
Forvia SE, 6.75%, 9/15/2033 (n)		$423,000	433,719
Hyundai Capital America, 5.25%, 1/08/2027 (n)		244,000	246,954
Hyundai Capital America, 6.375%, 4/08/2030 (n)		270,000	288,395
Hyundai Capital America, 4.5%, 9/18/2030 (n)		134,000	134,049
J.B. Poindexter & Co., Inc., 8.75%, 12/15/2031 (n)		283,000	293,983
New Flyer Holdings, Inc., 9.25%, 7/01/2030 (n)		525,000	565,623
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		290,000	143,063
Volkswagen Bank GmbH, 3.75%, 12/10/2032	EUR	200,000	238,958
Wabash National Corp., 4.5%, 10/15/2028 (n)		$550,000	511,851
			$6,965,926
Broadcasting – 2.2%
Arqiva Broadcast Finance PLC, 8.625%, 7/01/2030	GBP	472,000	$646,764
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)		$387,000	402,116
Dotdash Meredith, Inc., 7.625%, 6/15/2032 (n)		438,000	399,315
Gray Media, Inc., 9.625%, 7/15/2032 (n)		388,000	400,009
Gray Media, Inc., 7.25%, 8/15/2033 (n)		289,000	295,870
Prosus N.V., 3.061%, 7/13/2031 (n)		325,000	297,015
Scripps Escrow II, Inc., 3.875%, 1/15/2029 (n)		216,000	199,347
Sinclair Television Group, Inc., 8.125%, 2/15/2033 (n)		530,000	548,243
Stagwell Global LLC, 5.625%, 8/15/2029 (n)		576,000	558,526
Univision Communications, Inc., 8%, 8/15/2028 (n)		304,000	313,727
Univision Communications, Inc., 8.5%, 7/31/2031 (n)		641,000	668,471
Versant Media Group, Inc., 7.25%, 1/30/2031 (n)		286,000	293,090
WarnerMedia Holdings, Inc., 5.05%, 3/15/2042		521,000	366,003
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)		263,000	253,077
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		337,000	323,452
			$5,965,025
Brokerage & Asset Managers – 2.6%
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)		$348,000	$374,862
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		136,000	135,667
Charles Schwab Corp., 4.914% to 11/14/2035, FLR (SOFR - 1 day + 1.23%) to 11/14/2036		601,000	595,675
Hightower Holding LLC, 6.75%, 4/15/2029 (n)		374,000	373,486
Hightower Holding LLC, 9.125%, 1/31/2030 (n)		228,000	240,662
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)		1,671,000	1,701,925
Jefferies Financial Group Inc., 5.5%, 2/15/2036		427,000	421,499

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
Low Income Investment Fund, 3.386%, 7/01/2026		$185,000	$184,115
Low Income Investment Fund, 3.711%, 7/01/2029		245,000	235,814
LPL Holdings, Inc., 4%, 3/15/2029 (n)		654,000	644,955
LPL Holdings, Inc., 5.65%, 3/15/2035		64,000	65,219
LPL Holdings, Inc., 5.75%, 6/15/2035		188,000	193,119
LSEG Netherlands B.V., 3%, 11/06/2031	EUR	350,000	410,795
Osaic Holdings, Inc., 6.75%, 8/01/2032 (n)		$69,000	71,509
Osaic Holdings, Inc., 6.75%, 8/01/2032 (n)		204,000	211,389
Osaic Holdings, Inc., 8%, 8/01/2033 (n)		553,000	573,201
Osaic Holdings, Inc., 8%, 8/01/2033 (n)		142,000	147,149
The Carlyle Group, Inc., 5.05%, 9/19/2035		557,000	548,235
			$7,129,276
Building – 2.3%
AmeriTex Holdco Intermediate LLC, 7.625%, 8/15/2033 (n)		$528,000	$555,329
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)		438,000	193,381
Cornerstone Building Brands, Inc., 9.5%, 8/15/2029 (n)		230,000	173,730
Ferguson Enterprises, Inc., 5%, 10/03/2034		515,000	517,153
JH North America Holdings, Inc., 5.875%, 1/31/2031 (n)		189,000	192,219
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)		188,000	191,556
Knife River Corp., 7.75%, 5/01/2031 (n)		371,000	386,304
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)		292,000	269,626
LBM Acquisition LLC, 9.5%, 6/15/2031 (n)		439,000	462,319
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)		162,000	166,384
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		485,000	471,173
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		193,000	193,965
Patrick Industries, Inc., 6.375%, 11/01/2032 (n)		746,000	763,514
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)		1,101,000	1,141,838
Vulcan Materials Co., 5.7%, 12/01/2054		207,000	206,025
White Cap Supply Holding Co., 7.375%, 11/15/2030 (n)		518,000	538,038
			$6,422,554
Business Services – 2.2%
Accenture Capital, Inc., 4.25%, 10/04/2031		$132,000	$132,017
Accenture Capital, Inc., 4.5%, 10/04/2034		196,000	192,765
ams-OSRAM AG, 10.5%, 3/30/2029	EUR	498,000	625,873
athenahealth, Inc., 6.5%, 2/15/2030 (n)		$585,000	567,359
CACI International, Inc., 6.375%, 6/15/2033 (n)		684,000	709,675
Fiserv, Inc., 4.4%, 7/01/2049		334,000	262,783
ION Platform Finance US, Inc., 7.875%, 9/30/2032 (n)		482,000	422,721
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		464,000	463,868
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)		614,000	606,308
Iron Mountain, Inc., 6.25%, 1/15/2033 (n)		453,000	457,752
Iron Mountain, Inc., 4.75%, 1/15/2034	EUR	150,000	173,484
Paychex, Inc., 5.1%, 4/15/2030		$151,000	155,319
Paychex, Inc., 5.35%, 4/15/2032		311,000	321,506
Visa, Inc., 3.875%, 5/15/2044	EUR	210,000	243,505
Wulf Compute LLC, 7.75%, 10/15/2030 (n)		$715,000	745,759
			$6,080,694
Cable TV – 3.2%
Cable One, Inc., 4%, 11/15/2030 (n)		$393,000	$286,047
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		1,520,000	1,452,058
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		1,062,000	998,111
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 5/01/2032		250,000	224,347
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.65%, 2/01/2034		123,000	129,541
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		258,000	266,662
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.484%, 10/23/2045		225,000	211,765
Comcast Corp., 6.05%, 5/15/2055		330,000	326,895

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		$700,000	$522,444
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		350,000	137,569
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		250,000	151,601
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)		227,000	229,966
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 10%, 2/15/2031 (n)		149,000	153,483
DISH DBS Corp., 5.125%, 6/01/2029		502,000	444,279
DISH Network Corp., 11.75%, 11/15/2027 (n)		412,000	426,403
EchoStar Corp., 10.75%, 11/30/2029		516,194	565,862
EchoStar Corp., 6.75% (6.75% Cash or 6.75% PIK) to 5/30/2027, 6.75% Cash to 11/30/2030 (p)		431,243	438,892
Summer BidCo B.V., 8.875%, 1/31/2031	EUR	154,000	184,933
Videotron Ltd., 3.625%, 6/15/2029 (n)		$511,000	499,212
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		473,000	413,294
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		1,037,000	911,055
			$8,974,419
Chemicals – 1.9%
Cerdia Finanz GmbH, 9.375%, 10/03/2031 (n)		$437,000	$444,525
Chemours Co., 4.625%, 11/15/2029 (n)		718,000	669,529
Consolidated Energy Finance S.A., 6.5%, 5/15/2026 (n)		150,000	148,500
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)		493,000	406,725
Maxam Prill S.à r.l., 6%, 7/15/2030	EUR	277,000	340,858
Maxam Prill S.à r.l., 6%, 7/15/2030 (n)		509,000	626,342
Qnity Electronics, Inc., 5.75%, 8/15/2032 (n)		$428,000	436,010
Qnity Electronics, Inc., 6.25%, 8/15/2033 (n)		231,000	238,414
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		644,000	643,683
SNF Group SACA, 3.375%, 3/15/2030 (n)		709,000	666,679
Tronox, Inc., 4.625%, 3/15/2029 (n)		143,000	109,914
W.R. Grace Holdings LLC, 7%, 8/01/2033 (n)		426,000	426,532
			$5,157,711
Computer Software – 1.7%
Amentum Escrow Corp., 7.25%, 8/01/2032 (n)		$660,000	$695,523
Cloud Software Group, Inc., 9%, 9/30/2029 (n)		146,000	147,427
Cloud Software Group, Inc., 8.25%, 6/30/2032 (n)		647,000	658,053
Cloud Software Group, Inc., 6.625%, 8/15/2033 (n)		388,000	371,931
Fair Isaac Corp., 6%, 5/15/2033 (n)		837,000	852,849
Flash Compute LLC, 7.25%, 12/31/2030 (n)		144,000	144,489
Microsoft Corp., 2.525%, 6/01/2050		405,000	245,453
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)		601,000	617,110
Neptune Bidco U.S., Inc., 10.375%, 5/15/2031 (n)		183,000	193,485
Neptune Bidco U.S., Inc., 9.5%, 2/15/2033 (n)		189,000	192,452
Oracle Corp., 4.8%, 9/26/2032		135,000	130,696
Oracle Corp., 4%, 7/15/2046		185,000	127,644
Sage Group PLC, 2.875%, 2/08/2034	GBP	292,000	339,925
			$4,717,037
Computer Software - Systems – 0.6%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		$611,000	$610,471
SS&C Technologies Holdings, Inc., 6.5%, 6/01/2032 (n)		175,000	180,674
Virtusa Corp., 7.125%, 12/15/2028 (n)		330,000	323,738
Zebra Technologies Corp., “A”, 6.5%, 6/01/2032 (n)		616,000	634,502
			$1,749,385
Conglomerates – 1.4%
Amsted Industries, Inc., 6.375%, 3/15/2033 (n)		$387,000	$400,522
Assa Abloy AB, 3.371%, 9/09/2032	EUR	210,000	250,172
CompoSecure Holdings LLC, 5.625%, 2/01/2033 (n)		$421,000	419,653
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		546,000	565,152
Regal Rexnord Corp., 6.05%, 4/15/2028		309,000	320,315

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Conglomerates – continued
Regal Rexnord Corp., 6.3%, 2/15/2030		$178,000	$188,728
Regal Rexnord Corp., 6.4%, 4/15/2033		121,000	129,304
Smiths Group PLC, 3.625%, 11/13/2033	EUR	430,000	505,189
SPX Flow, Inc., 8.75%, 4/01/2030 (n)		$591,000	607,220
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		561,000	586,738
			$3,972,993
Construction – 0.7%
Empire Communities Corp., 9.75%, 5/01/2029 (n)		$471,000	$486,697
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		413,000	403,271
Mattamy Group Corp., 6%, 12/15/2033 (n)		190,000	186,688
New Home Co., 8.5%, 11/01/2030 (n)		491,000	511,449
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		426,000	419,668
			$2,007,773
Consumer Products – 2.1%
Acushnet Co., 5.625%, 12/01/2033 (n)		$594,000	$599,584
Amer Sports Co., 6.75%, 2/16/2031 (n)		467,000	486,423
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.5%, 10/15/2029 (n)		439,000	387,306
Champ Acquisition Corp., 8.375%, 12/01/2031 (n)		459,000	489,392
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		397,000	381,311
Energizer Holdings, Inc., 6%, 9/15/2033 (n)		181,000	173,957
L'Oréal S.A., 5%, 5/20/2035 (n)		276,000	280,912
MajorDrive Holdings IV LLC, 6.375%, 6/01/2029 (n)		218,000	175,376
Newell Brands, Inc., 6.375%, 5/15/2030		546,000	539,683
Newell Brands, Inc., 6.625%, 5/15/2032		305,000	298,697
Perrigo Finance Unlimited Co., 6.125%, 9/30/2032		570,000	560,610
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		433,000	433,164
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		490,000	458,015
Unilever Capital Corp., 2.875%, 10/31/2032	EUR	560,000	653,670
			$5,918,100
Consumer Services – 2.5%
Allied Universal Holdco LLC, 6.875%, 6/15/2030 (n)		$247,000	$256,511
Allied Universal Holdco LLC, 7.875%, 2/15/2031 (n)		458,000	482,010
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 4/15/2030 (n)		196,000	213,925
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		600,000	586,646
Booking Holdings, Inc., 3%, 11/07/2030	EUR	430,000	509,848
Booking Holdings, Inc., 4.125%, 5/09/2038		280,000	333,666
Eurofins Scientific SE, 3.875%, 2/05/2033		330,000	394,536
Garda World Security Corp., 6.5%, 1/15/2031 (n)		$240,000	246,015
Garda World Security Corp., 8.375%, 11/15/2032 (n)		600,000	616,000
Pluxee N.V., 3.75%, 9/04/2032	EUR	300,000	356,496
Raven Acquisition Holdings LLC, 6.875%, 11/15/2031 (n)		$652,000	653,386
Service Corp. International, 5.75%, 10/15/2032		1,401,000	1,423,224
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)		353,000	333,231
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		449,000	424,344
TriNet Group, Inc., 7.125%, 8/15/2031 (n)		181,000	186,219
			$7,016,057
Containers – 0.6%
Ball Corp., 6%, 6/15/2029		$368,000	$378,899
Ball Corp., 2.875%, 8/15/2030		796,000	732,906
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/2030 (n)		525,000	525,376
			$1,637,181

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Electronics – 0.5%
Broadcom, Inc., 4.55%, 2/15/2032		$260,000	$259,878
Broadcom, Inc., 5.2%, 7/15/2035		254,000	259,552
Broadcom, Inc., 5.7%, 1/15/2056		285,000	287,197
Diebold Nixdorf, Inc., 7.75%, 3/31/2030 (n)		397,000	420,452
Intel Corp., 5.7%, 2/10/2053		258,000	243,566
			$1,470,645
Emerging Market Quasi-Sovereign – 6.0%
Abu Dhabi Developmental Holding Co. PJSC, 5.5%, 5/08/2034 (n)		$644,000	$673,646
Abu Dhabi Developmental Holding Co. PJSC, 5.25%, 10/02/2054		853,000	813,549
Bank Gospodarstwa Krajowego (Republic of Poland), 5.75%, 7/09/2034 (n)		940,000	987,408
CEZ A.S. (Czech Republic), 4.125%, 4/30/2033	EUR	370,000	446,172
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		$507,325	520,478
Codelco, Inc. (Republic of Chile), 5.529%, 1/30/2037 (n)		200,000	201,000
Comision Federal de Electricidad (United Mexican States), 6.045%, 1/28/2034 (n)		200,000	200,000
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.5%, 5/06/2030 (n)		200,000	206,289
Czech Republic, 3.75%, 7/28/2030	EUR	209,000	254,063
Development Bank of Kazakhstan JSC, 5.25%, 10/23/2029 (n)		$200,000	204,821
Development Bank of Kazakhstan JSC, 5.625%, 4/07/2030 (n)		371,000	383,911
Empresa Nacional del Petroleo (Republic of Chile), 5.95%, 7/30/2034 (n)		425,000	443,329
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)		1,052,000	1,086,157
Export-Import Bank of India, 3.375%, 8/05/2026		1,366,000	1,360,267
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		700,000	643,657
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		490,000	503,693
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.7%, 10/17/2028		538,000	556,940
OCP S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		285,000	304,990
OCP S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)		600,000	486,206
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.875%, 4/25/2044 (n)		373,000	385,122
Petroleos Mexicanos, 6.7%, 2/16/2032		499,000	498,194
Petroleos Mexicanos, 6.75%, 9/21/2047		634,000	522,772
PETRONAS Capital Ltd. (Federation of Malaysia), 5.34%, 4/03/2035 (n)		462,000	478,448
PT Perusahaan Listrik Negara (Republic of Indonesia), 5.45%, 2/03/2036 (n)(w)		492,000	489,418
PT Perusahaan Listrik Negara (Republic of Indonesia), 4%, 6/30/2050 (n)		488,000	354,093
Qatar Petroleum, 3.125%, 7/12/2041		355,000	271,464
Saudi Arabian Oil Co., 5%, 2/02/2036 (n)(w)		323,000	317,893
Saudi Arabian Oil Co., 5.75%, 7/17/2054 (n)		410,000	389,031
Saudi Arabian Oil Co., 6.375%, 6/02/2055 (n)		511,000	523,720
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		1,152,000	1,243,100
STC Sukuk Co. II Ltd. (Kingdom of Saudi Arabia), 5.083%, 1/15/2036 (n)		383,000	383,876
Uzbek Industrial & Construction Bank ATB (Republic of Uzbekistan), 8.95%, 7/24/2029 (n)		388,000	421,994
			$16,555,701
Emerging Market Sovereign – 10.1%
Dominican Republic, 5.5%, 2/22/2029 (n)		$747,000	$756,337
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)		805,000	817,735
Federal Republic of Nigeria, 7.875%, 2/16/2032		320,000	333,398
Federative Republic of Brazil, 10%, 1/01/2035	BRL	15,300,000	2,428,838
Hellenic Republic (Republic of Greece), 4.125%, 6/15/2054	EUR	1,876,000	2,184,383
Kingdom of Saudi Arabia, 5.125%, 1/13/2028 (n)		$363,000	369,627
Kingdom of Saudi Arabia, 4.875%, 1/12/2036 (n)		843,000	832,034
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	11,700,000	313,950
Oriental Republic of Uruguay, 9.75%, 7/20/2033		10,000,000	291,971
Republic of Angola, 8.25%, 5/09/2028		$491,000	494,317
Republic of Angola, 9.375%, 5/08/2048		400,000	355,552
Republic of Argentina, 4.125%, 7/09/2035		1,047,289	810,078
Republic of Bulgaria, 5%, 3/05/2037		408,000	402,390
Republic of Chile, 3.1%, 1/22/2061		672,000	416,573
Republic of Costa Rica, 7.3%, 11/13/2054		591,000	656,666
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	802,000	965,071

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Guatemala, 6.05%, 8/06/2031 (n)		$420,000	$435,637
Republic of Guatemala, 6.125%, 6/01/2050 (n)		564,000	549,900
Republic of Hungary, 5.5%, 6/16/2034 (n)		970,000	979,431
Republic of Hungary, 6%, 9/26/2035 (n)		333,000	343,507
Republic of Paraguay, 5.6%, 3/13/2048		1,049,000	996,655
Republic of Peru, 5.375%, 2/08/2035		422,000	429,807
Republic of Peru, 6.85%, 8/12/2035	PEN	3,200,000	1,022,544
Republic of Poland, 5.375%, 2/12/2035		$397,000	407,933
Republic of Romania, 6.375%, 1/30/2034		554,000	576,672
Republic of Romania, 7.5%, 2/10/2037		638,000	708,587
Republic of Serbia, 1.65%, 3/03/2033	EUR	115,000	115,858
Republic of Serbia, 6%, 6/12/2034 (n)		$689,000	714,645
Republic of South Africa, 8.875%, 2/28/2035	ZAR	39,200,000	2,556,290
Republic of South Africa, 7.1%, 11/19/2036 (n)		$675,000	715,407
Republic of South Africa, 7.3%, 4/20/2052		396,000	390,400
Republic of Turkey, 7.625%, 5/15/2034		540,000	575,022
Republic of Turkey, 6.5%, 1/03/2035		308,000	305,188
State of Kuwait, 4.016%, 10/09/2028 (n)		748,000	747,277
Sultanate of Oman, 6%, 8/01/2029		406,000	423,416
Sultanate of Oman, 7%, 1/25/2051		600,000	669,866
United Mexican States, 4.75%, 4/27/2032		736,000	715,466
United Mexican States, 5.85%, 7/02/2032		408,000	416,813
United Mexican States, 5.625%, 2/09/2034		351,000	349,715
United Mexican States, 6.125%, 2/09/2038		200,000	199,200
United Mexican States, 3.771%, 5/24/2061		430,000	261,892
			$28,036,048
Energy - Independent – 2.8%
Azule Energy Finance PLC, 8.25%, 1/22/2031 (n)		$419,000	$420,259
Chord Energy Corp., 6%, 10/01/2030 (n)		145,000	147,827
Chord Energy Corp., 6.75%, 3/15/2033 (n)		513,000	531,813
CNX Resources Corp., 7.25%, 3/01/2032 (n)		583,000	609,948
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		755,000	759,814
Gulfport Energy Corp., 6.75%, 9/01/2029 (n)		617,000	636,304
Kraken Oil & Gas Partners LLC, 7.625%, 8/15/2029 (n)		344,000	343,776
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/01/2032 (n)		645,000	669,798
Matador Resources Co., 6.875%, 4/15/2028 (n)		371,000	379,070
Matador Resources Co., 6.5%, 4/15/2032 (n)		199,000	202,631
Occidental Petroleum Corp., 6.45%, 9/15/2036		271,000	289,073
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)		393,000	394,320
Permian Resources Operating LLC, 7%, 1/15/2032 (n)		392,000	410,934
Permian Resources Operating LLC, 6.25%, 2/01/2033 (n)		142,000	146,282
Pioneer Natural Resources Co., 2.15%, 1/15/2031		286,000	259,747
Santos Finance Ltd., 5.75%, 11/13/2035 (n)		397,000	398,120
SM Energy Co., 8.375%, 7/01/2028 (n)		105,000	108,076
SM Energy Co., 8.625%, 11/01/2030 (n)		185,000	195,661
SM Energy Co., 8.75%, 7/01/2031 (n)		408,000	428,546
Wildfire Intermediate Holdings LLC, 7.5%, 10/15/2029 (n)		394,000	399,432
			$7,731,431
Energy - Integrated – 0.5%
BP Capital Markets B.V., 0.933%, 12/04/2040	EUR	190,000	$143,946
BP Capital Markets PLC, 6%, 2/19/2173	GBP	280,000	394,085
Exxon Mobil Corp., 1.408%, 6/26/2039	EUR	450,000	392,356
Orlen S.A., 6%, 1/30/2035		$542,000	569,545
			$1,499,932

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Entertainment – 1.7%
Kingpin Intermediate Holdings LLC, 7.25%, 10/15/2032 (n)		$485,000	$463,969
Life Time, Inc., 6%, 11/15/2031 (n)		378,000	387,560
Lindblad Expeditions Holdings, Inc., 7%, 9/15/2030 (n)		433,000	452,025
NCL Corp. Ltd., 6.25%, 3/01/2030 (n)		618,000	631,634
NCL Corp. Ltd., 6.75%, 2/01/2032 (n)		240,000	245,953
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)		485,000	499,943
Royal Caribbean Cruises Ltd., 5.375%, 1/15/2036		152,000	152,318
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)		675,000	689,744
Six Flags Entertainment Corp./Canada Wonderland Co., 8.625%, 1/15/2032 (n)		142,000	144,904
Viking Cruises Ltd. Co., 5.875%, 10/15/2033 (n)		356,000	360,910
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)		656,000	656,027
			$4,684,987
Financial Institutions – 6.1%
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		$388,000	$388,147
Avolon Holdings Funding Ltd., 4.95%, 10/15/2032 (n)		397,000	393,893
Azorra Finance Ltd., 7.75%, 4/15/2030 (n)		759,000	798,764
Azorra Finance Ltd., 7.25%, 1/15/2031 (n)		202,000	211,562
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)		243,000	254,633
Credit Acceptance Corp., 6.625%, 3/15/2030 (n)		458,000	458,449
CrossCountry Intermediate HoldCo LLC, 6.5%, 10/01/2030 (n)		335,000	340,022
CrossCountry Intermediate HoldCo LLC, 6.75%, 12/01/2032 (n)		190,000	191,562
Fastighets AB Balder, 4%, 2/19/2032	EUR	440,000	526,347
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)		$457,000	478,422
Freedom Mortgage Holdings LLC, 6.875%, 5/01/2031 (n)		234,000	232,216
Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031 (n)		186,000	196,652
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)		581,000	581,558
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)		383,000	406,097
Global Aircraft Leasing Co. Ltd., 8.75%, 9/01/2027 (n)		481,000	497,898
goeasy Ltd., 6.875%, 2/15/2031 (n)		423,000	397,604
Heimstaden Bostad AB, 8.375%, 1/29/2030	EUR	258,000	327,300
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/2029		$480,000	482,925
Icahn Enterprises LP/Ichan Enterprises Finance Corp., 10%, 11/15/2029 (n)		204,000	205,915
Jefferson Capital Holdings LLC, 8.25%, 5/15/2030 (n)		590,000	621,648
LFS TopCo LLC, 8.75%, 7/15/2030 (n)		228,000	229,116
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)		86,000	87,074
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)		183,000	195,681
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		226,000	231,478
Muthoot Finance Ltd., 5.75%, 8/04/2030 (n)(w)		343,000	342,571
OneMain Finance Corp., 6.625%, 5/15/2029		513,000	528,789
OneMain Finance Corp., 5.375%, 11/15/2029		288,000	287,241
OneMain Finance Corp., 7.5%, 5/15/2031		296,000	310,309
OneMain Finance Corp., 6.75%, 9/15/2033		324,000	327,591
PennyMac Financial Services, Inc., 6.875%, 2/15/2033 (n)		1,222,000	1,246,453
Phoenix Aviation Capital, 9.25%, 7/15/2030 (n)		432,000	452,747
Rocket Cos., Inc., 6.5%, 8/01/2029 (n)		422,000	434,078
Rocket Cos., Inc., 6.125%, 8/01/2030 (n)		493,000	504,738
Rocket Cos., Inc., 6.375%, 8/01/2033 (n)		790,000	819,594
Rocket Cos., Inc., 4%, 10/15/2033 (n)		160,000	146,917
Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031 (n)		219,000	205,579
Shriram Finance Ltd., 6.15%, 4/03/2028 (n)		731,000	752,731
Shurgard Luxembourg S.à r.l., 4%, 5/27/2035	EUR	300,000	353,859
SMBC Aviation Capital Finance DAC, 5.25%, 11/26/2035 (n)		$705,000	702,603
TrueNoord Capital DAC, 8.75%, 3/01/2030 (n)		381,000	401,854
Walker & Dunlop, Inc., 6.625%, 4/01/2033 (n)		453,000	464,363
			$17,016,980

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 4.0%
Anheuser-Busch InBev S.A./N.V., 4.125%, 5/19/2045	EUR	110,000	$126,895
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$260,000	245,862
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		331,000	329,661
Bacardi Ltd., 5.15%, 5/15/2038 (n)		530,000	499,070
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)		126,000	126,808
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		691,000	687,319
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)		269,000	276,663
Fiesta Purchaser, Inc., 9.625%, 9/15/2032 (n)		320,000	323,710
Flowers Foods, Inc., 5.75%, 3/15/2035		220,000	219,068
Flowers Foods, Inc., 6.2%, 3/15/2055		107,000	98,098
Gruma S.A.B. de C.V., 5.39%, 12/09/2034 (n)		200,000	204,942
Heineken N.V., 3.505%, 5/03/2034	EUR	540,000	638,358
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.5%, 1/15/2036		$324,000	328,837
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032		1,000,000	938,973
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 12/01/2052		173,000	179,823
Kraft Heinz Foods Co., 4.375%, 6/01/2046		393,000	322,512
Magnum ICC Finance B.V., 3.75%, 11/26/2034	EUR	370,000	437,968
Magnum ICC Finance B.V., 4%, 11/26/2037		290,000	339,346
Mars, Inc., 4.8%, 3/01/2030 (n)		$251,000	256,442
Mars, Inc., 5.2%, 3/01/2035 (n)		508,000	520,114
Mars, Inc., 5.7%, 5/01/2055 (n)		387,000	385,713
Performance Food Group Co., 5.5%, 10/15/2027 (n)		454,000	454,246
Performance Food Group Co., 6.125%, 9/15/2032 (n)		388,000	398,499
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		962,000	939,405
Post Holdings, Inc., 6.25%, 10/15/2034 (n)		381,000	383,727
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)		834,000	830,660
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)		197,000	200,406
Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031 (n)		419,000	414,901
			$11,108,026
Forest & Paper Products – 0.4%
Graphic Packaging International LLC, 1.512%, 4/15/2026 (n)		$521,000	$517,562
Smurfit Kappa Treasury Co., 3.489%, 11/24/2031	EUR	110,000	131,318
Veritiv Operating Co., 10.5%, 11/30/2030 (n)		$464,000	496,827
			$1,145,707
Gaming & Lodging – 2.6%
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)		$1,076,000	$1,081,833
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)		255,000	262,891
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)		400,000	405,181
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030		1,016,000	1,017,985
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)		564,000	522,121
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033 (n)		240,000	246,269
Rivers Enterprise Lender LLC, 6.25%, 10/15/2030 (n)		383,000	388,806
Sands China Ltd., 4.375%, 6/18/2030		320,000	314,806
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		684,000	676,119
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		1,524,000	1,520,878
Wynn Macau Ltd., 6.75%, 2/15/2034 (n)		203,000	205,765
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)		510,000	511,515
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/2031 (n)		133,000	143,298
			$7,297,467
Industrial – 1.1%
AECOM, 6%, 8/01/2033 (n)		$734,000	$751,907
APi Escrow Corp., 4.75%, 10/15/2029 (n)		918,000	900,052
Brundage-Bone Concrete Pumping Holdings, Inc., 7.5%, 2/01/2032 (n)		390,000	392,582
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		966,000	564,780
WSP Global, Inc., 5.548%, 11/22/2030	CAD	695,000	550,232
			$3,159,553

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance – 1.0%
Aviva PLC, 4.625%, 8/28/2056	EUR	218,000	$267,229
Corebridge Financial, Inc., 4.35%, 4/05/2042		$228,000	194,996
Corebridge Financial, Inc., 6.875% to 12/01/2030, FLR (CMT - 5yr. + 3.181%) to 6/01/2174		233,000	242,080
Corebridge Global Funding, 4.9%, 8/21/2032 (n)		455,000	458,954
Mapfre S.A., 3.125%, 1/20/2032	EUR	400,000	474,059
Northwestern Mutual Life Insurance Co., 6.17%, 5/29/2055 (n)		$646,000	687,301
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)		408,000	445,245
			$2,769,864
Insurance - Health – 0.9%
Bupa Finance PLC, 6.625%, 11/18/2045	GBP	110,000	$150,455
Elevance Health, Inc., 5.375%, 6/15/2034		$313,000	321,510
Humana, Inc., 5.375%, 4/15/2031		196,000	200,755
Humana, Inc., 5.55%, 5/01/2035		531,000	532,470
Molina Healthcare, Inc., 6.5%, 2/15/2031 (n)		616,000	631,306
UnitedHealth Group, Inc., 5.15%, 7/15/2034		565,000	576,428
			$2,412,924
Insurance - Property & Casualty – 3.5%
Acrisure LLC/Acrisure Finance, Inc., 7.5%, 11/06/2030 (n)		$148,000	$153,223
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 7/01/2032 (n)		656,000	672,532
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)		265,000	264,162
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)		403,000	417,813
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.5%, 10/01/2031 (n)		394,000	404,973
American International Group, Inc., 5.125%, 3/27/2033		356,000	364,540
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)		193,000	190,422
Amynta Agency Borrower, Inc., 7.5%, 7/15/2033 (n)		478,000	487,354
Ardonagh Finco Ltd., 6.875%, 2/15/2031	EUR	138,000	168,067
Ardonagh Finco Ltd., 7.75%, 2/15/2031 (n)		$200,000	206,756
Arthur J. Gallagher & Co., 5%, 2/15/2032		79,000	80,743
Arthur J. Gallagher & Co., 6.5%, 2/15/2034		109,000	119,851
Arthur J. Gallagher & Co., 5.75%, 3/02/2053		238,000	233,193
Asurion LLC, 8%, 12/31/2032 (n)		810,000	846,292
Asurion LLC, 8.375%, 2/01/2034 (n)		470,000	475,151
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)		650,000	668,411
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	672,000	501,543
Fairfax Financial Holdings Ltd., 5.75%, 5/20/2035		$316,000	329,080
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054		402,000	420,732
Hub International Ltd., 5.625%, 12/01/2029 (n)		180,000	179,811
Hub International Ltd., 7.25%, 6/15/2030 (n)		593,000	618,709
Hub International Ltd., 7.375%, 1/31/2032 (n)		275,000	288,064
Liberty Mutual Group, Inc., 3.875%, 9/26/2035	EUR	340,000	398,212
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055		$319,000	307,935
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)		944,000	972,250
			$9,769,819
Interactive Media Services – 0.3%
Snap, Inc., 6.875%, 3/01/2033 (n)		$622,000	$638,269
Snap, Inc., 6.875%, 3/15/2034 (n)		147,000	150,105
			$788,374
International Market Quasi-Sovereign – 1.1%
Aena SME S.A., 3.5%, 1/22/2036	EUR	200,000	$235,109
Belfius Bank S.A. (Kingdom of Belgium), 4% to 4/29/2033, FLR (EUR ICE Swap Rate - 5yr. + 1.3%) to 4/29/2038		200,000	237,753
Electricite de France S.A., 4.625%, 1/25/2043		200,000	237,116
EnBW International Finance B.V. (Federal Republic of Germany), 3.75%, 11/20/2035		280,000	334,217
Landsbankinn hf. (Republic of Iceland), 3.625%, 11/03/2032		220,000	258,168
Logicor Financing S.à r.l. (Grand Duchy of Luxembourg), 3.75%, 7/14/2032		460,000	545,580
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$425,000	381,931

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – continued
P3 Group S.à r.l. (Grand Duchy of Luxembourg), 3.75%, 4/02/2033	EUR	170,000	$200,286
Swisscom Finance B.V., 3.625%, 11/17/2037		600,000	700,506
			$3,130,666
International Market Sovereign – 3.2%
Government of Bermuda, 2.375%, 8/20/2030 (n)		$239,000	$217,282
Government of Bermuda, 5%, 7/15/2032 (n)		931,000	940,003
Kingdom of Spain, 3.2%, 10/31/2035 (n)	EUR	1,941,000	2,297,819
Republic of Iceland, 6.5%, 1/24/2031	ISK	66,000,000	530,870
Republic of Italy, 4.3%, 10/01/2054 (n)	EUR	3,546,000	4,204,174
State of Israel, 5%, 1/13/2036		$600,000	590,854
			$8,781,002
Internet – 0.1%
Alphabet, Inc., 4%, 5/06/2054	EUR	199,000	$220,348
Local Authorities – 0.8%
Alliander N.V., 3.5%, 5/06/2037	EUR	290,000	$338,683
Province of Alberta, 1.65%, 6/01/2031	CAD	553,000	376,462
Province of British Columbia, 2.95%, 6/18/2050		405,000	225,529
Province of Ontario, 3.25%, 7/03/2035	EUR	1,110,000	1,321,280
			$2,261,954
Machinery & Tools – 0.7%
Columbia Pipelines Holding Co., LLC, 7.125%, 2/01/2033 (n)		$332,000	$333,726
Manitowoc Co., Inc., 9.25%, 10/01/2031 (n)		405,000	439,874
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)		1,014,000	1,056,981
			$1,830,581
Major Banks – 6.0%
Bank of America Corp., 5.202% to 4/25/2028, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$251,000	$257,110
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		409,000	375,312
Bank of America Corp., 5.464% to 5/09/2035, FLR (SOFR - 1 day + 1.64%) to 5/09/2036		630,000	651,721
Bankinter S.A., 3.25% to 11/03/2032, FLR (EUR ICE Swap Rate - 1yr. + 0.8%) to 11/03/2033	EUR	300,000	352,961
BNP Paribas, 6.875% to 12/15/2033, FLR (CMT - 5yr. + 2.853%) to 6/15/2174 (n)		$340,000	343,078
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		488,000	444,601
Danske Bank A.S., 1.549% to 6/09/2028, FLR (EUR ICE Swap Rate - 1yr. + 0.88%) to 9/10/2027 (n)		361,000	355,697
Danske Bank A.S., 4.613% to 10/02/2029, FLR (CMT - 1yr. + 1.1%) to 10/02/2030 (n)		390,000	393,041
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029		440,000	449,324
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031		413,000	417,827
Este Group Bank AG, 3.75%, 4/21/2036	EUR	300,000	355,873
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030		$216,000	218,931
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035		457,000	457,366
Goldman Sachs Group, Inc., 5.065% to 1/21/2036, FLR (SOFR - 1 day + 1.19%) to 1/21/2037		405,000	403,263
HSBC Holdings PLC, 5.13% to 3/03/2030, FLR (SOFR - 1 day + 1.29%) to 3/03/2031		347,000	355,650
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030		343,000	357,364
JPMorgan Chase & Co., 4.603% to 10/22/2029, FLR (SOFR - 1 day + 1.04%) to 10/22/2030		546,000	553,844
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		518,000	461,314
JPMorgan Chase & Co., 5.502% to 1/24/2035, FLR (SOFR - 1 day + 1.315%) to 1/24/2036		312,000	324,498
mBank S.A., 4.034% to 9/27/2029, FLR (EURIBOR - 3mo. + 1.75%) to 9/27/2030	EUR	400,000	488,835
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032		$550,000	493,452
Mitsubishi UFJ Financial Group, Inc., 5.188%, 9/12/2036		424,000	428,966
Morgan Stanley, 1.593% to 5/04/2026, FLR (SOFR - 1 day + 0.879%) to 5/04/2027		312,000	310,041
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		550,000	534,017
Morgan Stanley, 3.149%, 11/07/2031	EUR	490,000	578,875
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		$489,000	506,235
Nationwide Building Society, 4.351%, 9/30/2030 (n)		435,000	434,261
Nationwide Building Society, 3.854% to 2/03/2036, FLR (EURIBOR - 3mo. + 0.995%) to 2/03/2037	EUR	390,000	463,206
NatWest Group PLC, 3.632%, 9/03/2034		220,000	261,364

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
NatWest Markets PLC, 3.125%, 1/13/2031	EUR	420,000	$499,459
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035		$287,000	301,083
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036		336,000	348,824
UBS Group AG, 3.125%, 2/13/2031	EUR	410,000	486,323
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		$711,000	637,553
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)		579,000	528,805
UniCredit S.p.A., 2.875% to 7/15/2029, FLR (EURIBOR - 3mo. + 0.55%) to 7/15/2030	EUR	670,000	794,408
UniCredit S.p.A., 3.725%, 6/10/2035		270,000	321,314
Wells Fargo & Co., 5.244% to 1/24/2030, FLR (SOFR - 1 day + 1.11%) to 1/24/2031		$366,000	378,136
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		437,000	407,474
			$16,731,406
Medical & Health Technology & Services – 3.3%
Acadia Healthcare Co., Inc., 7.375%, 3/15/2033 (n)		$485,000	$479,080
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)		437,000	455,573
Baxter International, Inc., 4.9%, 12/15/2030		117,000	117,872
Baxter International, Inc., 5.65%, 12/15/2035		148,000	149,257
Becton, Dickinson and Co., 4.874%, 2/08/2029		446,000	455,142
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)		295,000	242,772
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)		1,190,000	1,122,068
Concentra, Inc., 6.875%, 7/15/2032 (n)		488,000	510,938
Encompass Health Corp., 4.75%, 2/01/2030		643,000	640,048
Encompass Health Corp., 4.625%, 4/01/2031		202,000	197,724
HCA, Inc., 4.9%, 11/15/2035		359,000	352,573
HCA, Inc., 5.7%, 11/15/2055		236,000	224,837
IQVIA, Inc., 5%, 5/15/2027 (n)		454,000	454,153
IQVIA, Inc., 6.5%, 5/15/2030 (n)		400,000	414,350
IQVIA, Inc., 6.25%, 6/01/2032 (n)		453,000	470,644
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		318,000	194,823
Prime Healthcare Services, Inc., 9.375%, 9/01/2029 (n)		381,000	396,716
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		205,000	205,389
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)		566,000	569,856
Thermo Fisher Scientific Finance I B.V., 3.628%, 12/01/2035	EUR	530,000	630,984
Thermo Fisher Scientific, Inc., 4.473%, 10/07/2032		$470,000	470,949
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)		363,000	364,590
			$9,120,338
Medical Equipment – 0.8%
Insulet Corp., 6.5%, 4/01/2033 (n)		$594,000	$618,178
Medline Borrower LP, 5.25%, 10/01/2029 (n)		723,000	724,250
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)		480,000	495,413
Stryker Corp., 5.2%, 2/10/2035		370,000	379,089
			$2,216,930
Metals & Mining – 1.9%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$535,000	$465,709
BHP Billiton Finance Ltd., 3.643%, 9/04/2035	EUR	630,000	745,883
First Quantum Minerals Ltd., 8%, 3/01/2033 (n)		$200,000	214,612
Fortescue Treasury Pty Ltd., 4.375%, 4/01/2031 (n)		922,000	890,836
Mineral Resources Ltd., 9.25%, 10/01/2028 (n)		689,000	723,732
Mineral Resources Ltd., 7%, 4/01/2031 (n)		145,000	152,389
Novelis, Inc., 4.75%, 1/30/2030 (n)		167,000	161,878
Novelis, Inc., 6.875%, 1/30/2030 (n)		308,000	319,227
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2030 (z)		263,919	160,489
Rio Tinto Finance (USA) PLC, 5%, 3/14/2032		372,000	382,926
Samarco Mineracao S.A., 9% (4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/2029, 9.5% Cash to 6/30/2031 (p)		460,253	462,056
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)		496,000	526,475
			$5,206,212

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Midstream – 5.6%
Antero Midstream Corp., 5.75%, 7/01/2034 (n)		$955,000	$964,632
Buckeye Partners LP, 6.75%, 2/01/2030 (n)		393,000	411,773
Buckeye Partners LP, 5.85%, 11/15/2043		170,000	158,610
Cheniere Energy Partners LP, 5.55%, 10/30/2035 (n)		443,000	453,100
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)		379,000	403,741
Delek Logistics Partners LP/Delek Logistics Corp., 8.625%, 3/15/2029 (n)		627,000	655,732
Delek Logistics Partners LP/Delek Logistics Corp., 7.375%, 6/30/2033 (n)		268,000	275,591
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054		396,000	385,461
Energy Transfer LP, 5.95%, 5/15/2054		273,000	260,283
Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, 1/15/2029		755,000	787,069
NuStar Logistics LP, 6.375%, 10/01/2030		599,000	627,602
Pembina Pipeline Corp., 4.81%, 3/25/2044	CAD	617,000	435,101
Plains All American Pipeline LP, 5.7%, 9/15/2034		$350,000	360,932
Plains All American Pipeline LP, 5.6%, 1/15/2036		201,000	203,929
Prairie Acquiror LP, 9%, 8/01/2029 (n)		456,000	472,964
Rockies Express Pipeline LLC, 4.95%, 7/15/2029 (n)		59,000	58,817
Rockies Express Pipeline LLC, 6.75%, 3/15/2033 (n)		264,000	278,465
Rockies Express Pipeline LLC, 7.5%, 7/15/2038 (n)		203,000	222,212
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)		595,000	609,117
Sunoco LP, 4.625%, 5/01/2030 (n)		598,000	583,096
Sunoco LP, 7.25%, 5/01/2032 (n)		697,000	737,162
Sunoco LP, 6.625%, 8/15/2032 (n)		240,000	247,519
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		854,000	853,705
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		230,000	238,435
Tallgrass Energy Partners LP, 6.75%, 3/15/2034 (n)		124,000	126,196
Targa Resources Corp., 4.2%, 2/01/2033		131,000	125,319
Targa Resources Corp., 4.95%, 4/15/2052		389,000	332,134
TransMontaigne Partners LLC, 8.5%, 6/15/2030 (n)		347,000	359,984
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		540,000	498,279
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		243,000	248,758
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)		542,000	577,159
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		591,000	604,484
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)		622,000	547,188
Venture Global Plaquemines LNG LLC, 7.5%, 5/01/2033 (n)		176,000	192,961
Venture Global Plaquemines LNG LLC, 6.5%, 1/15/2034 (n)		587,000	609,188
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/2036 (n)		464,000	486,393
			$15,393,091
Municipals – 0.4%
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.641%, 7/01/2037		$435,000	$382,333
Michigan Finance Authority, Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		330,000	278,868
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034		355,000	374,339
			$1,035,540
Natural Gas - Distribution – 0.5%
Boston Gas Co., 5.843%, 1/10/2035 (n)		$610,000	$644,425
Engie S.A., 3.25%, 1/11/2032	EUR	200,000	236,988
Sempra, 6.875% to 10/01/2029, FLR (CMT - 5yr. + 2.789%) to 10/01/2054		$183,000	187,584
Vier Gas Transport GmbH, 3.625%, 9/08/2033	EUR	200,000	237,128
			$1,306,125
Network & Telecom – 1.0%
Altice Financing S.A., 5.75%, 8/15/2029 (n)		$240,000	$172,680
Frontier Communications Holdings LLC, 6.75%, 5/01/2029 (n)		257,000	257,902
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		840,000	849,642
Iliad Holding S.A.S., 5.375%, 4/15/2030 (n)	EUR	100,000	122,381
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)		233,000	294,462
NTT Finance Corp., 5.171%, 7/16/2032 (n)		$549,000	563,528
NTT Finance Corp., 3.678%, 7/16/2033	EUR	170,000	204,289

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Network & Telecom – continued
NTT Finance Corp., 4.091%, 7/16/2037	EUR	127,000	$153,310
Windstream Services LLC/Windstream Escrow, 8.25%, 10/01/2031 (n)		$199,000	208,457
			$2,826,651
Oil Services – 0.6%
Nabors Industries, Inc., 8.875%, 8/15/2031 (n)		$483,000	$491,127
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		736,000	762,068
Valaris Ltd., 8.375%, 4/30/2030 (n)		461,000	481,704
			$1,734,899
Oils – 0.2%
PBF Holding Co. LLC, 7.875%, 9/15/2030 (n)		$236,000	$236,319
Raizen Fuels Finance S.A., 6.45%, 3/05/2034 (n)		402,000	329,640
			$565,959
Other Banks & Diversified Financials – 2.1%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)		$621,000	$658,789
AIB Group PLC, 3.75% to 3/20/2032, FLR (EUR ICE Swap Rate - 1yr. + 1.25%) to 3/20/2033	EUR	210,000	253,982
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)		$400,000	422,332
Bank Hapoalim B.M., 4.722%, 7/14/2029 (n)		600,000	598,887
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		500,000	445,386
CaixaBank S.A., 3.375%, 6/26/2035	EUR	500,000	587,780
CBQ Finance Ltd., 4.625%, 9/10/2030		$700,000	700,580
Deutsche Bank AG, 3%, 2/07/2031	EUR	400,000	473,178
Industrial Subordinated Trust 2.0, 6.55% to 4/15/2031, FLR (CMT - 5yr. + 2.864%) to 4/15/2036 (n)		$256,000	259,648
M&T Bank Corp., 4.553% to 8/16/2027, FLR (SOFR - 1 day + 1.78%) to 8/16/2028		260,000	261,711
M&T Bank Corp., 6.082% to 3/13/2031, FLR (SOFR - 1 day + 2.26%) to 3/13/2032		371,000	394,067
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028		359,000	363,980
SNB Funding Ltd., 6% to 6/24/2030, FLR (CMT - 5yr. + 2%) to 6/24/2035		513,000	524,992
			$5,945,312
Pharmaceuticals – 1.7%
1261229 B.C. Ltd., 10%, 4/15/2032 (n)		$836,000	$857,951
AbbVie, Inc., 4.875%, 3/15/2030		243,000	250,119
AbbVie, Inc., 5.35%, 3/15/2044		226,000	223,528
AbbVie, Inc., 5.4%, 3/15/2054		282,000	273,506
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		115,000	106,373
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		214,000	152,207
BMS Ireland Capital Funding DAC, 3.363%, 11/10/2033	EUR	310,000	366,485
Eli Lilly & Co., 5.5%, 2/12/2055		$418,000	415,908
Genmab A.S., 6.25%, 12/15/2032 (n)		677,000	693,951
Grifols S.A., 7.125%, 5/01/2030	EUR	325,000	402,751
Merck & Co., Inc., 4.75%, 12/04/2035		$474,000	469,945
Roche Holdings, Inc., 5.593%, 11/13/2033 (n)		299,000	319,171
Sandoz Finance B.V., 4%, 3/26/2035	EUR	210,000	254,238
			$4,786,133
Pollution Control – 0.8%
Biffa Group Holdings Ltd., 7.375%, 6/15/2031	GBP	310,000	$431,290
Clean Harbors, Inc., 5.75%, 10/15/2033 (n)		$707,000	722,307
GFL Environmental, Inc., 4%, 8/01/2028 (n)		530,000	521,621
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)		179,000	175,391
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		227,000	237,472
Wrangler Holdco Corp., 6.625%, 4/01/2032 (n)		238,000	247,657
			$2,335,738

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Precious Metals & Minerals – 0.7%
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		$608,000	$611,042
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		505,000	507,040
New Gold, Inc., 6.875%, 4/01/2032 (n)		402,000	427,095
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		426,000	449,248
			$1,994,425
Printing & Publishing – 0.4%
Graham Holdings Co., 5.625%, 12/01/2033 (n)		$525,000	$527,532
News Corp., 3.875%, 5/15/2029 (n)		520,000	506,620
			$1,034,152
Railroad & Shipping – 0.4%
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055		$583,000	$574,128
Union Pacific Corp., 3.25%, 2/05/2050		835,000	577,049
			$1,151,177
Real Estate - Healthcare – 0.2%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 4.625%, 8/01/2029		$214,000	$183,478
MPT Operating Partnership LP/MPT Finance Corp., REIT, 8.5%, 2/15/2032 (n)		363,000	388,903
			$572,381
Real Estate - Office – 0.6%
Boston Properties LP, REIT, 3.65%, 2/01/2026		$69,000	$69,000
Boston Properties LP, REIT, 2.75%, 10/01/2026		204,000	202,181
COPT Defense Properties, 4.5%, 10/15/2030		192,000	191,538
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		245,000	244,468
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034		224,000	233,755
Highwoods Realty LP, 5.35%, 1/15/2033		398,000	399,176
Vornado Realty LP, 5.75%, 2/01/2033		291,000	294,327
			$1,634,445
Real Estate - Other – 1.1%
Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)		$655,000	$640,759
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		859,000	884,409
RHP Hotel Properties LP/RHP Finance Corp., 6.5%, 4/01/2032 (n)		96,000	99,279
Starwood Property Trust, Inc., 5.75%, 1/15/2031 (n)		764,000	773,602
XHR LP, REIT, 4.875%, 6/01/2029 (n)		637,000	627,949
			$3,025,998
Real Estate - Retail – 0.9%
Choice Properties, REIT, 5.03%, 2/28/2031	CAD	639,000	$495,479
Hammerson PLC, 3.5%, 4/15/2032	EUR	440,000	515,372
Hammerson PLC, 5.875%, 10/08/2036	GBP	178,000	244,588
Klepierre S.A., 3.75%, 9/30/2037	EUR	200,000	234,790
STORE Capital Corp., REIT, 4.625%, 3/15/2029		$256,000	255,411
STORE Capital Corp., REIT, 2.75%, 11/18/2030		347,000	316,084
STORE Capital Corp., REIT, 2.7%, 12/01/2031		147,000	130,104
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)		271,000	267,421
			$2,459,249
Restaurants – 0.7%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)		$635,000	$650,981
1011778 B.C. ULC/New Red Finance, Inc., 5.625%, 9/15/2029 (n)		351,000	356,940
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)		452,000	431,265
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		589,000	556,997
			$1,996,183

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Retailers – 1.1%
Beach Acquisition Bidco LLC, 5.25%, 7/15/2032	EUR	161,000	$195,402
Beach Acquisition Bidco LLC, 10% (10% Cash or 10.75% PIK), 7/15/2033 (n)(p)		$512,267	563,668
El Corte Inglés S.A., 3.5%, 7/24/2033	EUR	100,000	117,123
Home Depot, Inc., 4.875%, 2/15/2044		$129,000	120,654
Home Depot, Inc., 3.625%, 4/15/2052		445,000	327,066
Macy’s Retail Holdings LLC, 5.875%, 3/15/2030 (n)		34,000	34,350
Macy's Retail Holdings LLC, 7.375%, 8/01/2033 (n)		486,000	513,202
Mavis Tire Express Services Corp., 6.5%, 5/15/2029 (n)		402,000	401,211
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	210,000	193,949
Penske Automotive Group Co., 3.75%, 6/15/2029		$554,000	535,277
			$3,001,902
Specialty Chemicals – 0.1%
Linde PLC, 3.4%, 2/14/2036	EUR	200,000	$233,980
Linde PLC, 3.75%, 11/20/2038		100,000	117,471
			$351,451
Specialty Stores – 1.1%
Carvana Co., 9%, 6/01/2031 (n)		$1,089,504	$1,198,528
DICK'S Sporting Goods, 4.1%, 1/15/2052		561,000	410,241
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		255,000	252,219
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		362,000	352,700
Petco Health & Wellness Co., Inc., 8.25%, 2/01/2031 (n)(w)		332,000	332,869
PetSmart LLC / PetSmart Finance Corp., 7.5%, 9/15/2032 (n)		550,000	564,003
			$3,110,560
Supermarkets – 1.0%
Albertsons Cos. LLC/Safeway, Inc., 6.25%, 3/15/2033 (n)		$961,000	$981,279
Eroski Sociedad Cooperativa, 5.75%, 5/15/2031	EUR	154,000	190,958
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		$692,000	725,053
Kroger Co., 5.5%, 9/15/2054		328,000	312,955
Tesco Corporate Treasury Services PLC, 3.375%, 5/06/2032	EUR	220,000	261,491
Tesco Corporate Treasury Services PLC, 5.125%, 5/22/2034	GBP	200,000	269,695
			$2,741,431
Supranational – 2.3%
African Development Bank, 5.875% to 8/07/2035, FLR (CMT - 5yr. + 1.653%) to 8/07/2174		$325,000	$324,287
European Union, 3.125%, 12/05/2028	EUR	1,080,000	1,309,698
European Union, 2.75%, 12/13/2032		4,010,000	4,738,241
			$6,372,226
Telecommunications - Wireless – 1.6%
Altice France S.A., 9.5%, 11/01/2029 (n)		$220,274	$226,062
Altice France S.A., 6.875%, 10/15/2030 (n)		520,579	511,788
Altice France S.A., 6.5%, 4/15/2032 (n)		152,439	148,889
America Movil B.V., 3%, 9/30/2030	EUR	500,000	592,087
American Tower Corp., 3.625%, 5/30/2032		330,000	395,719
Cellnex Finance Co. S.A., 3%, 1/19/2031		200,000	234,915
Cellnex Finance Co. S.A., 3.5%, 5/22/2032		300,000	355,890
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)		$625,000	581,932
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)		182,000	181,545
T-Mobile USA, Inc., 3.875%, 4/15/2030		126,000	123,841
T-Mobile USA, Inc., 5.05%, 7/15/2033		390,000	396,286
T-Mobile USA, Inc., 5.75%, 1/15/2034		113,000	119,284
Zegona Finance PLC, 6.75%, 7/15/2029 (n)	EUR	90,000	111,949
Zegona Finance PLC, 8.625%, 7/15/2029 (n)		$477,000	502,869
			$4,483,056

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telephone Services – 0.6%
Deutsche Telekom AG, 3.625%, 2/03/2045	EUR	220,000	$240,602
Level 3 Financing, Inc., 6.875%, 6/30/2033 (n)		$266,522	274,649
Level 3 Financing, Inc., 7%, 3/31/2034 (n)		243,870	252,602
Uniti Group/CSL Capital Co., 6.5%, 2/15/2029 (n)		494,000	480,457
Uniti Group/CSL Capital Co., 8.625%, 6/15/2032 (n)		357,000	360,452
			$1,608,762
Tobacco – 0.7%
B.A.T. International Finance PLC, 4.125%, 4/12/2032	EUR	265,000	$324,640
Imperial Brands Finance PLC, 3.875%, 8/02/2033		330,000	389,071
Japan Tobacco, Inc., 5.25%, 6/15/2030 (n)		$566,000	584,818
Turning Point Brands, Inc., 7.625%, 3/15/2032 (n)		613,000	657,525
			$1,956,054
Transportation - Services – 1.1%
Aeroporti Di Roma S.p.A, 3.625%, 6/15/2032	EUR	420,000	$504,552
Autoroutes du Sud de la France S.A., 3.375%, 1/19/2034		300,000	353,220
Avis Budget Finance PLC, 7.25%, 7/31/2030 (n)		237,000	288,229
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)		$111,000	116,969
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)		513,000	524,135
Heathrow Funding Ltd., 5.625%, 2/05/2034	GBP	270,000	366,879
Heathrow Funding Ltd., 3.875%, 1/16/2038	EUR	420,000	494,609
Heathrow Funding Ltd., 5.875%, 5/13/2041	GBP	200,000	269,641
Transurban Finance Co. Pty Ltd., 4.033%, 11/26/2037	EUR	130,000	154,607
			$3,072,841
U.S. Treasury Obligations – 3.7%
U.S. Treasury Bonds, 2.375%, 2/15/2042 (f)		$8,816,000	$6,466,330
U.S. Treasury Bonds, 4.625%, 11/15/2045		101,000	98,238
U.S. Treasury Bonds, 4.625%, 5/15/2054 (f)		1,802,000	1,725,978
U.S. Treasury Bonds, 4.75%, 8/15/2055		256,000	250,360
U.S. Treasury Notes, 4.25%, 8/15/2035		1,627,000	1,628,525
			$10,169,431
Utilities - Electric Power – 7.1%
Adani Electricity Mumbai Ltd., 3.949%, 2/12/2030 (n)		$720,000	$674,176
AEP Texas, Inc., 5.7%, 5/15/2034		451,000	470,366
AEP Transmission Co. LLC, 5.375%, 6/15/2035		368,000	378,427
Amprion GmbH, 3.875%, 6/05/2036	EUR	300,000	356,464
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		$94,000	89,926
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		79,000	66,429
Bruce Power LP, 2.68%, 12/21/2028	CAD	264,000	191,637
Bruce Power LP, 4.7%, 6/21/2031		238,000	182,695
Bruce Power LP, 4.27%, 12/21/2034		594,000	436,899
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		$640,000	599,394
Clearway Energy Operating LLC, 5.75%, 1/15/2034 (n)		323,000	324,178
Duke Energy Florida LLC, 6.2%, 11/15/2053		475,000	508,620
E.ON International Finance B.V., 3.5%, 9/03/2035	EUR	740,000	869,965
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	300,000	414,733
Elia Transmission Belgium S.A., 3.5%, 10/08/2035	EUR	200,000	234,015
Emera U.S. Finance LP, 2.639%, 6/15/2031		$729,000	659,385
Enel Finance International N.V., 2.5%, 7/12/2031 (n)		284,000	255,663
Energuate Trust, 6.35%, 9/15/2035 (n)		272,000	271,825
ENGIE Energia Chile S.A., 6.375%, 4/17/2034 (n)		200,000	213,552
Eversource Energy, 4.45%, 12/15/2030		132,000	131,781
Eversource Energy, 5.5%, 1/01/2034		257,000	264,381
Georgia Power Co., 4.95%, 5/17/2033		363,000	370,571
Hawaiian Electric Co., Inc., 6%, 10/01/2033 (n)		419,000	425,373
Hydro One, Inc., 4.25%, 1/04/2035	CAD	728,000	544,504

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		$186,000	$167,836
Jersey Central Power & Light Co., 5.1%, 1/15/2035		127,000	128,667
National Grid North America, Inc., 3.917%, 6/03/2035	EUR	410,000	490,784
Northern States Power Co. of Minnesota, 5.05%, 5/15/2035		$349,000	354,658
NRG Energy, Inc., 5.75%, 1/15/2034 (n)		720,000	724,775
NRG Energy, Inc., 6%, 1/15/2036 (n)		728,000	735,598
Oncor Electric Delivery Co. LLC, 5.35%, 4/01/2035 (n)		308,000	315,982
Pacific Gas & Electric Co., 6.1%, 1/15/2029		121,000	126,902
Pacific Gas & Electric Co., 6.4%, 6/15/2033		86,000	92,671
PG&E Corp., 5.25%, 7/01/2030		937,000	931,322
PG&E Corp., 7.375% to 3/15/2030, FLR (CMT - 5yr. + 3.883%) to 3/15/2055		251,000	259,044
PPL Electric Utilities Corp. 1st Mortgage, 5.25%, 5/15/2053		569,000	542,986
PSEG Power LLC, 5.2%, 5/15/2030 (n)		503,000	516,003
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		547,613	561,806
Talen Energy Supply LLC, 6.25%, 2/01/2034 (n)		517,000	523,959
Talen Energy Supply LLC, 6.5%, 2/01/2036 (n)		238,000	244,008
Terna Rete Elettrica Nazionale S.p.A., 3%, 7/22/2031	EUR	420,000	494,294
TerraForm Global Operating LP, 6.125%, 3/01/2026 (n)		$108,000	107,255
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		589,000	589,663
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		141,000	136,807
Vistra Operations Co. LLC, 4.7%, 1/31/2031 (n)		395,000	394,447
Vistra Operations Co. LLC, 5.35%, 1/31/2036 (n)		395,000	392,875
Xcel Energy, Inc., 5.5%, 3/15/2034		184,000	189,456
Xcel Energy, Inc., 5.6%, 4/15/2035		58,000	59,902
XPLR Infrastructure Operating Partners LP, 4.5%, 9/15/2027 (n)		423,000	419,154
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)		581,000	599,525
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)		399,000	419,117
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)		122,000	127,992
			$19,582,447
Utilities - Gas – 1.2%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)		$254,000	$254,561
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	650,000	673,625
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)		$136,000	136,622
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	573,000	659,640
EP Infrastructure A.S., 4.125%, 2/27/2033		628,000	744,424
EP Infrastructure A.S., 4.375%, 1/29/2034		240,000	285,842
Spire, Inc., 6.25%, 6/01/2056		$537,000	535,134
			$3,289,848
Utilities - Other – 0.3%
Severn Trent Utilities Finance PLC, 3.875%, 8/04/2035	EUR	340,000	$407,060
Severn Trent Utilities Finance PLC, 3.875%, 8/04/2037		310,000	362,472
			$769,532
Total Bonds			$363,261,994
Common Stocks – 0.0%
Metals & Mining – 0.0%
Petra Diamonds Ltd. (a)		17,947	$3,684
Oil Services – 0.0%
LTRI Holdings LP (a)(u)		520	$97,053
Total Common Stocks			$100,737

Portfolio of Investments (unaudited) – continued
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)	GBP 1.14	N/A	7,000	$2,586

Mutual Funds (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 3.73% (v)	2,221,741	$2,222,185

Underlying/Expiration Date/Exercise Price (Rate)	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
OTC Swaptions – 0.0%
iTraxx Europe Crossover Series 44 Index Credit Default Swap - Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – 4/15/2026 @ 3.25%	Put	Citibank N.A.	$11,470,000	N/A	$39,314

Other Assets, Less Liabilities – (31.7)%	(88,096,716)
Net Assets – 100.0%	$277,530,100

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,222,185 and
$363,404,631, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $210,372,963, representing 75.8% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.
(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2030	3/09/21-7/26/21	$259,291	$160,489
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

Portfolio of Investments (unaudited) – continued
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Derivative Contracts at 1/31/26
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	3,151,879	USD	2,115,850	Barclays Bank PLC	4/17/2026	$78,433
BRL	184,623	USD	33,642	Barclays Bank PLC	2/03/2026	1,439
CHF	390,729	USD	495,069	HSBC Bank	4/17/2026	14,337
CLP	649,999,959	USD	698,134	Citibank N.A.	2/19/2026	45,593
CLP	253,872,734	USD	279,343	JPMorgan Chase Bank N.A.	2/19/2026	11,137
CZK	8,897,035	USD	427,905	Citibank N.A.	4/17/2026	5,748
EUR	838,690	USD	989,045	Citibank N.A.	4/17/2026	8,512
EUR	593,909	USD	694,422	JPMorgan Chase Bank N.A.	4/17/2026	11,987
EUR	1,836,894	USD	2,154,478	State Street Corp.	4/17/2026	30,363
EUR	1,184,013	USD	1,386,386	UBS AG	4/17/2026	21,904
GBP	489,312	USD	658,176	HSBC Bank	4/17/2026	11,304
GBP	518,361	USD	706,352	JPMorgan Chase Bank N.A.	4/17/2026	2,874
JPY	97,339,397	USD	617,151	JPMorgan Chase Bank N.A.	4/17/2026	15,748
KRW	2,056,712,464	USD	1,426,791	Goldman Sachs International	4/15/2026	5,847
MXN	25,629,392	USD	1,425,637	Barclays Bank PLC	4/17/2026	30,984
NZD	259,168	USD	150,002	Barclays Bank PLC	4/17/2026	6,463
SEK	590,731	USD	64,398	State Street Corp.	4/17/2026	2,166
SGD	8,019	USD	6,278	State Street Corp.	4/17/2026	57
TRY	4,444,011	USD	95,880	Barclays Bank PLC	4/17/2026	802
TRY	4,394,003	USD	94,786	JPMorgan Chase Bank N.A.	4/17/2026	808
TRY	8,838,014	USD	190,594	Merrill Lynch International	4/17/2026	1,683
USD	35,300	BRL	184,623	Barclays Bank PLC	2/03/2026	219
USD	1,044,220	BRL	5,461,377	Goldman Sachs International	2/03/2026	6,478
USD	1,025,880	BRL	5,461,377	Goldman Sachs International	5/05/2026	9,228
USD	394,363	EUR	328,020	NatWest Markets PLC	4/17/2026	4,209
USD	617,757	EUR	514,739	State Street Corp.	4/17/2026	5,515
USD	512,485	GBP	371,672	State Street Corp.	4/17/2026	3,960
USD	8,893	IDR	149,223,374	Citibank N.A.	4/30/2026	15

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	474,675	MXN	8,310,697	Goldman Sachs International	4/17/2026	$2,344
						$340,157
Liability Derivatives
BRL	5,461,377	USD	1,047,545	Goldman Sachs International	2/03/2026	$(9,803)
BRL	5,646,000	USD	1,079,521	JPMorgan Chase Bank N.A.	2/03/2026	(6,697)
EUR	395,318	USD	473,590	JPMorgan Chase Bank N.A.	4/17/2026	(3,391)
EUR	620,939	USD	746,267	State Street Corp.	4/17/2026	(7,708)
INR	337,464	USD	3,650	JPMorgan Chase Bank N.A.	4/30/2026	(5)
PEN	140,575	USD	41,813	Barclays Bank PLC	4/23/2026	(162)
USD	1,009,911	BRL	5,646,000	JPMorgan Chase Bank N.A.	2/03/2026	(62,912)
USD	5,415,207	CAD	7,490,005	Merrill Lynch International	4/17/2026	(102,679)
USD	483,795	CHF	381,831	HSBC Bank	4/17/2026	(14,010)
USD	2,678	CLP	2,577,418	JPMorgan Chase Bank N.A.	2/19/2026	(271)
USD	6,404	CNH	44,443	Goldman Sachs International	4/17/2026	(9)
USD	52,697,781	EUR	45,039,183	Barclays Bank PLC	4/17/2026	(872,801)
USD	423,850	EUR	357,317	Goldman Sachs International	4/17/2026	(1,151)
USD	2,188,656	EUR	1,868,860	HSBC Bank	4/17/2026	(34,206)
USD	348,959	EUR	297,771	JPMorgan Chase Bank N.A.	4/17/2026	(5,216)
USD	1,607,664	EUR	1,373,512	State Street Corp.	4/17/2026	(26,020)
USD	7,116,206	GBP	5,290,438	HSBC Bank	4/17/2026	(122,221)
USD	9,097	HUF	3,034,928	Goldman Sachs International	4/17/2026	(289)
USD	560,006	JPY	88,326,263	JPMorgan Chase Bank N.A.	4/17/2026	(14,289)
USD	3,806	NOK	38,335	JPMorgan Chase Bank N.A.	4/17/2026	(173)
USD	25,726	NZD	44,447	State Street Corp.	4/17/2026	(1,107)
USD	64,027	SEK	587,355	State Street Corp.	4/17/2026	(2,156)
USD	1,757,450	ZAR	28,979,652	Merrill Lynch International	4/17/2026	(26,982)
						$(1,314,258)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	24	$2,134,117	March – 2026	$32,184
Euro-Bund 10 yr	Short	EUR	93	14,129,141	March – 2026	30,638
Euro-Buxl 30 yr	Short	EUR	45	5,861,079	March – 2026	82,864
Euro-Schatz 2 yr	Short	EUR	102	12,925,419	March – 2026	1,563
Long Gilt 10 yr	Long	GBP	2	248,629	March – 2026	157
U.S. Treasury Note 5 yr	Short	USD	99	10,784,039	March – 2026	60,383
U.S. Treasury Ultra Bond 30 yr	Short	USD	47	5,519,563	March – 2026	134,164
U.S. Treasury Ultra Note 10 yr	Short	USD	159	18,150,844	March – 2026	109,652
						$451,605
Liability Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	82	$11,334,336	March – 2026	$(10,039)
U.S. Treasury Bond 30 yr	Long	USD	27	3,108,375	March – 2026	(59,166)
U.S. Treasury Note 10 yr	Long	USD	29	3,243,016	March – 2026	(15,513)

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
Interest Rate Futures − continued
U.S. Treasury Note 2 yr	Long	USD	99	$20,640,727	March – 2026	$(19,151)
						$(103,869)
At January 31, 2026, the fund had cash collateral of $910,000 and liquid securities collateral with an aggregate value of $1,828,167 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$—	$97,053	$97,053
United Kingdom	3,684	2,586	—	6,270
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	10,169,431	—	10,169,431
Non - U.S. Sovereign Debt	—	62,875,643	—	62,875,643
Municipal Bonds	—	1,035,540	—	1,035,540
U.S. Corporate Bonds	—	197,244,889	—	197,244,889
Residential Mortgage-Backed Securities	—	1,549,772	—	1,549,772
Commercial Mortgage-Backed Securities	—	2,614,076	—	2,614,076
Asset-Backed Securities (including CDOs)	—	3,726,997	—	3,726,997
Foreign Bonds	—	84,045,646	—	84,045,646
Purchased Options	—	39,314	—	39,314
Investment Companies	2,222,185	—	—	2,222,185
Total	$2,225,869	$363,303,894	$97,053	$365,626,816
Other Financial Instruments
Futures Contracts – Assets	$451,605	$—	$—	$451,605
Futures Contracts – Liabilities	(103,869)	—	—	(103,869)
Forward Foreign Currency Exchange Contracts – Assets	—	340,157	—	340,157
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,314,258)	—	(1,314,258)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 10/31/25	$77,901
Change in unrealized appreciation or depreciation	19,152
Balance as of 1/31/26	$97,053
At January 31, 2026, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended January 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,534,051	$29,275,426	$34,587,045	$(76)	$(171)	$2,222,185

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$73,744	$—